Acquisitions (Details 1) (USD $)	Sep. 30, 2014
Acquisitions Details 1
Inventory	$ 451,000
Property and equipment	227,000
Other assets	109,000
Developed technology	1,600,000
Customer contracts/relationships	1,860,000
Tradename/Trademarks	110,000
Goodwill	3,382,000
Total fair value of assets acquired	$ 7,739,000